Note 12 - Asset Retirement Obligations (Details) - Asset Retirement Obligations (ARO) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations (ARO) [Abstract]
Asset retirement obligations	$ 21,610	$ 6,095	$ 5,518	$ 4,615
Long-term asset retirement obligations	$ 21,610	$ 6,095